Income tax	12 Months Ended
Dec. 31, 2022
Income Tax [Abstract]
Disclosure of income tax [text block]

17. Income tax

(a) Tax expense

Income tax expense differs from the amount that would result from applying the Canadian federal and provincial income tax rates to earnings from continuing operations before taxes. These differences result from the following items:

	Year ended December 31,
	2022	2021
	$	$
Average statutory tax rate	27%	27%

Income (loss) before income taxes	40,809	(68,883)

Expected income tax (recovery) expense	11,018	(18,598)

Increase in income tax expense (recovery) resulting from:
Permanent differences:
Share of net (income) loss related to joint venture	(12,560)	13,913
Impairment (reversal) loss on equity investment in joint venture	(2,060)	2,060
Fair value adjustment and accretion on redeemable preferences shares	1,517	236
Impairment loss on exploration and evaluation assets	440	-
Share-based compensation	32	592
Other	2	95
True-up prior year balances	194	(170)
Effect of differences in tax rate in foreign jurisdictions	(110)	36
Change in unrecognized tax assets	1,529	1,862
Foreign exchange and other	(2)	(26)
Income tax expense	-	-

(b) Deferred tax liabilities and assets

The significant components of the Company's deferred tax assets and liabilities were as follows:

	Year ended December 31,
	2022	2021
	$	$
Lease liability	85	113
Right-of-use asset	(85)	(113)
Total	-	-

As at December 31, 2022, the Company has tax losses of $73.9 million (December 31, 2021 - $69.9 million) in Canada which expire between 2029 and 2042.

Deductible temporary differences and unused tax losses for which no deferred tax assets have been recognized are attributable to the following:

	Year ended December 31,
	2022	2021
	$	$
Property, plant and equipment	126	81
Share issuance costs	2	10
Investment in associate	275	275
Accounts payable and accrued liabilities	600	578
Lease liability	10	10
Capital losses	2,476	2,494
Non-capital losses carried forward	20,492	19,004
Total	23,981	22,452

The aggregate amount of deductible temporary differences associated with investments in subsidiaries for which deferred taxes have not been recognized as at December 31, 2022 was $133.1 million (December 31, 2021 - deductible temporary differences of $181.8 million).